INCOME TAXES (Income Taxes Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current	$ 1,047,999	$ 722,971	$ 3,558,263
Deferred		(10,569)	(67,421)
Total	$ 1,047,999	$ 712,402	$ 3,490,842